Supplementary Information to the Statements of Comprehensive Profit or Loss (Schedule of Financial Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial income:
Interest income	$ 270	$ 11	$ 297
Revaluation of liabilities in respect of TEVA	0	0	433
Revaluation of liabilities in respect of IIA grants	132	0	0
Exchange differences, net	59	0	113
Financial income	461	11	843
Financial expense:
Interest in respect of IIA grants	0	903	832
Revaluation of liabilities in respect of IFRS16	102	120	144
Finance expenses in respect of deferred Revenues	54	143	247
Revaluation of liabilities in respect of TEVA	533	590	0
Exchange differences, net	0	511	0
Revaluation of Warrants	8,977	0	0
Issuance expenses of warrants through profit and loss	1,911	0	0
Other	60	47	56
Financial expense	11,637	2,314	1,279
Financial expenses, net	$ (11,176)	$ (2,303)	$ (436)